September 17, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of The Hartford International Value Fund
File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement, dated August 30, 2013, to the Prospectus and Summary Prospectus for The Hartford International Value Fund. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or comments about the filing, please feel free to contact the undersigned at (610) 386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Assistant Secretary

cc: Lisa Zeises, Esq.